Business and segmental reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Revenues, Total	$ 157,882,259	$ 67,326,634	$ 35,867,356
Cargill International SA,Geneva [Member]
Concentration Risk [Line Items]
Revenues, Total		$ 8,868,074	8,119,657
Concentration Risk, Percentage	10.00%
Dampskibsselskabet Norden A/S [Member]
Concentration Risk [Line Items]
Revenues, Total			5,145,075
Concentration Risk, Percentage	10.00%	10.00%
Itochu Enex Co., Ltd [Member]
Concentration Risk [Line Items]
Revenues, Total			4,860,957
Concentration Risk, Percentage	10.00%	10.00%
Koch Shipping, Inc. [Member]
Concentration Risk [Line Items]
Revenues, Total		$ 13,367,970	$ 4,360,159
Concentration Risk, Percentage	10.00%
Mansel Ltd. [Member]
Concentration Risk [Line Items]
Revenues, Total	$ 20,232,481	$ 10,370,479
Navig8 Group [Member]
Concentration Risk [Line Items]
Revenues, Total	$ 17,940,808
Concentration Risk, Percentage		10.00%	10.00%
Womar Logistic Pte., Ltd [Member]
Concentration Risk [Line Items]
Revenues, Total		$ 7,072,663	$ 10,299,096
Concentration Risk, Percentage	10.00%